Related Parties (Details)	6 Months Ended
Jun. 30, 2024 director
Disclosure of transactions between related parties [line items]
Number of employee elected board members	3
Board of Directors and Executive Management
Disclosure of transactions between related parties [line items]
Number of independent board members	5
Number of non independent board members	1
Deirdre P. Connelly (Chair), Pernille Erenbjerg (Deputy Chair), Rolf Hoffmann, Dr. Paolo Paoletti, Dr. Anders Gersel Pedersen, and Elizabeth O' Farrell.
Disclosure of transactions between related parties [line items]
Re-election to the board of directors term	1 year
Mijke Zachariasse, Martin Schultz and Takahiro Hamatani
Disclosure of transactions between related parties [line items]
Board of directors term	3 years